Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable [Abstract]
Schedule of RSU Activity	The following table presents the changes of restricted stock units (“RSUs”):
	December 31, 2023		December 31, 2022
Equity-based compensation, paid in shares	Number	Price	Number	Price
Initial balance	993	22.00	554	20.4
Grants	324	23.67	405	23.88
Exercised	(378)	22.25	(266)	23.25
Shares reissued	(28)	24.99	300	23.52
Ending balance	911	22.4	993	22
	December 31, 2023		December 31, 2022
Equity-based compensation, cash-settled	Number	Price	Number	Price
Initial balance	377	23.8	574	27.55
Grants	158	24.21	269	22.09
Exercised	(196)	25.27	(139)	27.55
Cancelled	(97)	22.81	(327)	24
Ending balance	242	27.66	377	23.80